                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                               3435 Stelzer Road
                              Columbus, OH 43219

                                Jack J. Singer
                       Monarch Investment Advisors, LLC
                              950 Coronado Drive
                               Arcadia, CA 91007
                                 626-447-4717

                      Date of fiscal year end: August 31

Date of reporting period: March 1, 2008 - May 31, 2008

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Item 1. Schedule of Investments.

MONARCH FUNDS

Schedule of Investments - Daily Assets Treasury Fund

May 31, 2008
(Unaudited)

Face Amount               Security Description                 Rate  Maturity     Value
----------- -------------------------------------------------  ----  -------- ------------
            U.S. Treasury Obligations# - 38.9%
$20,000,000 U.S. Treasury Bills                                1.94% 06/19/08 $ 19,980,600
 20,000,000 U.S. Treasury Bills                                1.30  07/24/08   19,961,869
                                                                              ------------
            Total U.S. Treasury Obligations                                     39,942,469
                                                                              ------------
            Repurchase Agreements - 61.1%
 17,690,000 Bank of America Securities, dated 05/31/08, to be repurchased at $17,693,066; Collateralized by
              various U.S. Government Agency Obligations       2.08  06/02/08   17,690,000
 25,000,000 Deutsche Bank Securities, Inc., dated 05/31/08,
              to be repurchased at $25,004,688;
              Collateralized by various U.S. Government
              Agency Obligations                               2.25  06/02/08   25,000,000
 20,000,000 Merrill Lynch & Co., Inc., dated 05/31/08, to be repurchased at $20,003,333; Collateralized by
              various U.S. Government Agency Obligations       2.00  06/02/08   20,000,000
                                                                              ------------
            Total Repurchase Agreements                                         62,690,000
                                                                              ------------
            Total Investments at Amortized Cost* - 100.0%                     $102,632,469
            Other Assets and Liabilities, Net - 0.0%                               (42,065)
                                                                              ------------
            NET ASSETS - 100.0%                                               $102,590,404
                                                                              ============

#  Rates shown are annualized yields at time of purchase.

* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

Schedule of Investments - Daily Assets Government Obligations Fund

May 31, 2008
(Unaudited)

Face Amount             Security Description              Rate  Maturity    Value
----------- --------------------------------------------- ----  -------- -----------
            U.S. Government Securities# - 96.5%
            Government Bond - 96.5%
$ 1,100,000 Federal Home Loan Bank - Discount Note        1.85% 06/16/08 $ 1,099,152
  3,300,000 Federal Home Loan Bank - Discount Note        2.09  06/11/08   3,298,094
 16,200,000 Federal Home Loan Bank - Discount Note        2.05  06/23/08  16,179,777
                                                                         -----------
            Total U.S. Government Securities                              20,577,023
                                                                         -----------

Shares
------
            Money Market Fund - 3.5%
    750,000 Dreyfus Treasury Prime Cash Management Fund   1.40               750,000
                                                                         -----------
            Total Investments at Amortized Cost* - 100.0%                $21,327,023
            Other Assets and Liabilities, Net - 0.0%                          (6,049)
                                                                         -----------
            NET ASSETS - 100.0%                                          $21,320,974
                                                                         ===========

#  Rates shown are annualized yields at time of purchase.

* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

Schedule of Investments - Daily Assets Government Fund

May 31, 2008
(Unaudited)

Face Amount              Security Description              Rate  Maturity     Value
-----------  --------------------------------------------- ----  -------- ------------
             U.S. Government Securities# - 62.5%
             Government Bond - 62.5%
$100,000,000 Federal Home Loan Bank - Discount Note        2.10% 06/11/08 $ 99,941,875
  40,000,000 Federal Home Loan Bank - Discount Note        2.09  06/25/08   39,944,533
  25,000,000 Federal Home Loan Bank - Discount Note        2.05  06/27/08   24,963,167
  25,000,000 Federal Home Loan Bank - Discount Note        2.03  07/02/08   24,956,514
  75,000,000 Federal National Mortgage Association -
               Discount Note                               2.06  06/27/08   74,888,958
                                                                          ------------
             Total U.S. Government Securities                              264,695,047
                                                                          ------------
             Repurchase Agreements - 32.8%
   9,900,000 Bank of America Securities, dated 05/31/08,
               to be repurchased at $9,901,881;
               collateralized by various U.S. Government
               Agency Obligations                          2.28  06/02/08    9,900,000
  99,000,000 Deutsche Bank Securities, Inc., dated
               05/31/08, to be repurchased at
               $99,019,388; collateralized by various
               U.S. Government Agency Obligations          2.35  06/02/08   99,000,000
  30,000,000 Merrill Lynch & Co., Inc., dated 05/31/08,
               to be repurchased at $30,005,625;
               collateralized by various U.S. Government
               Agency Obligations                          2.25  06/02/08   30,000,000
                                                                          ------------
             Total Repurchase Agreements                                   138,900,000
                                                                          ------------

Shares
------
             Money Market Fund - 4.8%
  20,000,000 Dreyfus Government Cash Management            2.41             20,000,000
                                                                          ------------
             Total Investments at Amortized Cost* - 100.1%                $423,595,047
             Other Assets and Liabilities, Net - (0.1)%                       (228,823)
                                                                          ------------
             NET ASSETS - 100.0%                                          $423,366,224
                                                                          ============

#   Rates shown are annualized yields at time of purchase.

* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

Schedule of Investments - Daily Assets Cash Fund

May 31, 2008
(Unaudited)

Face Amount             Security Description              Rate  Maturity    Value
----------- --------------------------------------------- ----  -------- ------------
            Certificates of Deposit+ - 9.6%
$25,000,000 Comerica Bank                                 2.94% 10/02/08 $ 25,000,000
  5,000,000 Comerica Bank                                 3.13  10/22/08    5,000,920
 20,000,000 Deutsche Bank of New York                     2.58  06/19/08   20,000,371
                                                                         ------------
            Total Certificates of Deposit                                  50,001,291
                                                                         ------------
            Commercial Paper# - 27.8%
 15,000,000 Apreco, LLC++                                 2.51  06/23/08   14,977,083
 25,000,000 Bank of America Corp.                         2.66  06/09/08   24,985,278
 25,000,000 Cafco, LLC++                                  2.35  06/12/08   24,982,049
 25,000,000 Citigroup, Inc.                               2.81  06/10/08   24,982,500
 10,000,000 CRC Funding, LLC++                            2.45  06/25/08    9,983,667
 20,000,000 Govco, LLC++                                  2.46  06/18/08   19,976,861
 25,000,000 UBS Finance Delaware, LLC                     2.84  06/09/08   24,984,305
                                                                         ------------
            Total Commercial Paper                                        144,871,743
                                                                         ------------
            Corporate Notes - 13.0%
  3,000,000 Goldman Sachs Group, Inc.                     2.81  11/10/08    2,989,846
 30,000,000 Goldman Sachs Group, Inc.                     2.51  11/14/08   29,942,121
 35,000,000 IBM Corp.^                                    2.68  09/02/08   34,983,794
                                                                         ------------
            Total Corporate Notes                                          67,915,761
                                                                         ------------
            U.S. Government Securities# - 19.1%
 25,000,000 Federal Home Loan Bank - Discount Note        2.09  06/11/08   24,985,521
 75,000,000 Federal National Mortgage Association -
              Discount Note                               2.06  06/27/08   74,888,958
                                                                         ------------
            Total U.S. Government Securities                               99,874,479
                                                                         ------------
            Repurchase Agreements - 23.5%
 16,330,000 Bank of America Securities, dated 05/31/08,
              to be repurchased at $16,333,103;
              collateralized by various U.S. Government
              Agency Obligations                          2.28  06/02/08   16,330,000
 86,000,000 Deutsche Bank Securities, Inc., dated
              05/31/08, to be repurchased at
              $86,016,842; collateralized by various
              U.S. Government Agency Obligations          2.35  06/02/08   86,000,000
 20,000,000 Merrill Lynch & Co., Inc., dated 05/31/08,
              to be repurchased at $23,003,750;
              collateralized by various U.S. Government
              Agency Obligations                          2.25  06/02/08   20,000,000
                                                                         ------------
            Total Repurchase Agreements                                   122,330,000

Shares
------
            Money Market Fund - 7.0%
 36,522,000 Dreyfus Cash Management Fund                  2.80             36,522,000
                                                                         ------------
            Total Investments at Amortized Cost* - 100.0%                $521,515,274
            Other Assets and Liabilities, Net - 0.0%                          130,343
                                                                         ------------
            NET ASSETS 100.0%                                            $521,645,617
                                                                         ============

+ Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on May 31, 2008.

#   Rates shown are annualized yields at time of purchase.

++ Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $69,919,660 or 13.4% of the fund's net assets.

^ Security is fair valued in accordance with pricing procedures approved by The Board of Trustees. The value of this security is $34,983,794 or 6.7% of the fund's net assets.

* Cost for federal income tax purposes is the same as for financial statement purposes.

LLC Limited Liability Co.

PLC Public Liability Co.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     MONARCH FUNDS


By (Signature and Title)*  /s/ Anthony R. Fischer
                           --------------------------------------------------
                           Anthony R. Fischer, Principal Executive Officer

Date  7/25/08

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Anthony R. Fischer
                           --------------------------------------------------
                           Anthony R. Fischer, Principal Executive Officer

Date  7/25/08


By (Signature and Title)*  /s/ Jack J. Singer
                           --------------------------------------------------
                           Jack J. Singer, Principal Financial Officer

Date  7/24/08